Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31,
	2025	2024
	USD in thousands

Accounts receivable	10,224	8,325
Unbilled receivables	243	768
Checks collectible	33	29
Allowance for doubtful debt	(1,722)	(1,225)
Trade receivables, net	8,778	7,897

Schedule of Credit Risk Exposure of the Company’s Trade Receivables

Following is information about the credit risk exposure of the Company’s trade receivables:

			Past due trade receivables
	Not past due		< 30 days	31-60 days	60-90 days	90-120 days	>120 days	Total
	USD in thousands
Trade receivables before allowance for doubtful accounts	7,736		455	295	134	50	1,830	10,500

Allowance for doubtful accounts	-		-	-	-	-	1,722	1,722

December 31, 2025	7,736	*	455	295	134	50	108	8,778

December 31, 2024	4,897	*	168	111	50	10	2,661	7,897

*	Includes unbilled account receivables balance.